SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Total revenue	$ 32,614,513	$ 30,117,880
Gross profit	13,605,120	12,558,940
Operating expenses:
General and administration	(8,234,388)	(7,728,838)
Sales, marketing, and promotion	(241,063)	(207,634)
Operating lease cost	(834,421)	(785,241)
Depreciation and amortization	(1,780,182)	(1,706,012)
Share-based compensation	(236,779)	(849,559)
Interest expense and others	(899,497)	(886,735)
Net income (loss) from continuing operations before income tax expense	1,378,790	394,921
Nevada [Member]
Segment Reporting Information [Line Items]
Total revenue	32,614,513	30,117,880
Gross profit	13,605,120	12,558,940
Operating expenses:
General and administration	(5,690,451)	(5,164,126)
Sales, marketing, and promotion	(241,063)	(207,634)
Operating lease cost	(834,421)	(785,241)
Depreciation and amortization	(1,683,893)	(1,613,898)
Share-based compensation	0	0
Interest expense and others	33,591	(1,138)
Net income (loss) from continuing operations before income tax expense	5,188,883	4,786,903
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Gross profit	0	0
Operating expenses:
General and administration	(2,543,937)	(2,564,712)
Sales, marketing, and promotion	0	0
Operating lease cost	0	0
Depreciation and amortization	(96,289)	(92,114)
Share-based compensation	(236,779)	(849,559)
Interest expense and others	(933,088)	(885,597)
Net income (loss) from continuing operations before income tax expense	$ (3,810,093)	$ (4,391,982)